Leases - Summary of the undiscounted cash flow of the lease liability (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	¥ 208,853	¥ 205,889
Within 1 year [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	12,495	11,824
Between 1 and 2 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	11,181	10,236
Between 2 and 5 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	30,541	29,862
Over 5 years [member]
Disclosure Of Undiscounted Cash Flow For Lease Liability [Line Items]
Undiscounted cash flow in the lease liability	¥ 154,636	¥ 153,967